Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Statement of financial position [abstract]
Cash and cash equivalents	$ 1,325.7	$ 42.5
Trade and other receivables	311.5	399.1
Income taxes and investment tax credits receivable	28.4	18.4
Other financial assets	76.5	19.1
Inventories	1,087.3	1,166.3
Other current assets	32.9	26.8
Total current assets	2,862.3	1,672.2
Investment tax credits receivable	18.8	12.1
Other financial assets	31.6	20.2
Property, plant and equipment	1,064.3	1,027.4
Intangible assets	465.1	610.1
Right-of-use assets	214.2	214.7
Deferred income taxes	227.1	206.6
Other non-current assets	2.5	3.8
Total non-current assets	2,023.6	2,094.9
Total assets	4,885.9	3,767.1
Trade payables and accruals	1,296.5	1,085.8
Provisions	353.2	426.7
Other financial liabilities	348.6	182.9
Income tax payable	63.0	67.4
Deferred revenues	72.4	71.8
Current portion of long-term debt	25.3	17.9
Current portion of lease liabilities	33.5	31.6
Total current liabilities	2,192.5	1,884.1
Long-term debt	2,384.4	1,627.5
Lease liabilities	206.3	209.3
Provisions	75.2	112.8
Other financial liabilities	34.4	47.0
Deferred revenues	132.7	140.3
Employee future benefit liabilities	297.8	301.2
Deferred income taxes	16.4	14.3
Other non-current liabilities	21.1	20.3
Total non-current liabilities	3,168.3	2,472.7
Total liabilities	5,360.8	4,356.8
Deficit	(474.9)	(589.7)
Total liabilities and deficit	$ 4,885.9	$ 3,767.1